Schedule IV-Mortgage Loans on Real Estate (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 loan	Dec. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2011	Dec. 31, 2010
CRE debt investments
Number	49	45	152
Prior Liens		$ 0
Carrying Value	1,158,058,000	1,031,078,000	1,832,231,000	1,710,582,000	1,840,425,000
Principal Amount	1,202,908,000	1,085,280,000	2,371,464,000
Principal Amount of Loans Subject to Delinquent Principal or Interest(8)		0
First mortgage loans
CRE debt investments
Number		17	74
Carrying Value		428,633,000	1,205,313,000
Principal Amount	101,600,000	109,100,000	1,578,872,000
Principal Amount of Loans Subject to Delinquent Principal or Interest(8)		0
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		7.25%
Carrying Value		60,648,000
Principal Amount		61,500,000
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		3.09%
Fixed		0.00%
Carrying Value		57,210,000
Principal Amount		60,426,351
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		8.25%
Carrying Value		43,854,000
Principal Amount		44,283,426
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		0.00%
Fixed		11.00%
Carrying Value		37,961,000
Principal Amount		39,000,000
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		6.90%
Carrying Value		38,407,000
Principal Amount		38,750,000
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		6.65%
Carrying Value		35,536,000
Principal Amount		35,500,000
ERROR in label resolution.
CRE debt investments
Number		1
ERROR in label resolution.		12.00%
Carrying Value		31,234,000
Principal Amount		32,025,000
ERROR in label resolution.
CRE debt investments
Number		10
Carrying Value		123,783,000
Principal Amount		164,683,769
Mezzanine loans
CRE debt investments
Number		7	18
Prior Liens		0
Carrying Value		118,081,000	333,064,000
Principal Amount		120,215,000	440,941,000
ERROR in label resolution.
CRE debt investments
Number		7
Carrying Value		118,081,000
Principal Amount		120,214,975
Subordinate Mortgage Interests [Member]
CRE debt investments
Number		9
Prior Liens		0
Carrying Value		260,886,000
Principal Amount		254,425,000
Subordinate interests - A
CRE debt investments
Number		1
ERROR in label resolution.		0.00%
Fixed		12.00%
Prior Liens		0
Carrying Value		108,260,000
Principal Amount		100,000,000
Subordinate interests - B
CRE debt investments
Number		1
ERROR in label resolution.		0.00%
Fixed		13.11%
Carrying Value		60,773,000
Principal Amount		61,750,000
Subordinate interests - C
CRE debt investments
Number		1
ERROR in label resolution.		10.93%
Fixed		0.00%
Carrying Value		46,387,000
Principal Amount		46,930,000
Other sub mortgage interests
CRE debt investments
Number		6
Carrying Value		45,466,000
Principal Amount		45,745,301
ERROR in label resolution.
CRE debt investments
Number		2
Fixed		12.00%
Prior Liens		0
Carrying Value		162,390,000
Principal Amount		150,000,000
Term loan - B
CRE debt investments
Number		1
Fixed		14.00%
Prior Liens		0
Carrying Value		48,095,000
Principal Amount		50,000,000
Other term loans
CRE debt investments
Number		8
Prior Liens		0
Carrying Value		12,993,000
Principal Amount		34,472,189
Loans
CRE debt investments
Number		44
Principal Amount		1,085,280,000
Term Loans [Member]
CRE debt investments
Number		11	10
Prior Liens		0
Carrying Value		223,478,000	79,404,000
Principal Amount		234,472,000	105,718,000
Minimum
CRE debt investments
Carrying value of individual loans as a percentage of total carrying value of real estate debt portfolio (as a percent)		3.00%
Minimum | ERROR in label resolution.
CRE debt investments
Loans Receivable LIBOR Floor		0.25%
Minimum | ERROR in label resolution.
CRE debt investments
ERROR in label resolution.		0.00%
Fixed		0.00%
Minimum | ERROR in label resolution.
CRE debt investments
ERROR in label resolution.		0.19%
Fixed		0.00%
Minimum | Other sub mortgage interests
CRE debt investments
ERROR in label resolution.		6.75%
Fixed		11.50%
Minimum | Other term loans
CRE debt investments
Fixed		6.36%
Maximum
CRE debt investments
Carrying value of individual loans as a percentage of total carrying value of real estate debt portfolio (as a percent)		3.00%
Maximum | ERROR in label resolution.
CRE debt investments
Loans Receivable LIBOR Floor		4.00%
Maximum | ERROR in label resolution.
CRE debt investments
ERROR in label resolution.		18.25%
Fixed		10.75%
Maximum | ERROR in label resolution.
CRE debt investments
ERROR in label resolution.		12.70%
Fixed		14.50%
Maximum | Other sub mortgage interests
CRE debt investments
ERROR in label resolution.		17.17%
Fixed		12.00%
Maximum | Other term loans
CRE debt investments
Fixed		12.50%
Weighted Average
CRE debt investments
Fixed	12.49%	12.21%	6.26%
Weighted Average | First mortgage loans
CRE debt investments
Fixed		10.98%	4.29%
Weighted Average | Mezzanine loans
CRE debt investments
Fixed		13.96%	4.34%
Weighted Average | Term Loans [Member]
CRE debt investments
Fixed		12.45%	10.86%
Loans | First mortgage loans
CRE debt investments
Principal Amount		476,168,000
RXR Realty
CRE debt investments
Mortgage Loans on Real Estate Line of Credit Credit Facility Maximum Borrowing Capacity	25,000,000	25,000,000
Amount outstanding under its loan facilities	14,500,000	3,500,000
Prime | Weighted Average | First mortgage loans
CRE debt investments
Number		1	1
Principal Amount	$ 7,200,000	$ 7,400,000	$ 7,500,000